UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05620

The Zweig Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9683

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-272-2700

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE ZWEIG TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

($ reported in thousands)

		Par		Value
INVESTMENTS
U.S. GOVERNMENT SECURITIES	27.9%
U.S. Treasury Inflation Indexed Note
1.625%, 1/15/15(3)		$28,000		$36,203
2.000%, 1/15/16(3)		25,000		32,233
2.375%, 1/15/17(3)		31,000		40,798
U.S. Treasury Note
4.000%, 11/15/12		18,500		18,937
2.000%, 2/15/22		20,000		19,606

Total U.S. Government Securities (Identified Cost $131,962)				147,777

FOREIGN GOVERNMENT SECURITIES	5.0%
Commonwealth of Australia
6.500%, 5/15/13		5,000		5,342
5.500%, 12/15/13		11,000		11,774
Kingdom of Norway Series 470 6.500%, 5/15/13		50,000	(4)	9,249

Total Foreign Government Securities (Identified Cost $25,564)				26,365

CORPORATE BONDS	2.0%
INDUSTRIALS — 2.0%
CSX Corp. 6.250%, 3/15/18		4,000		4,805
Ingersoll-Rand Global Holding Co., Ltd. 6.875%, 8/15/18		4,814		5,879

Total Corporate Bonds and Notes (Identified Cost $8,333)				10,684

		Number of Shares
COMMON STOCKS	49.8%
CONSUMER DISCRETIONARY — 5.7%
Amazon.com, Inc.(2)(6)		12,000		2,430
AutoZone, Inc.(2)		7,700		2,863
Comcast Corp. Class A		171,000		5,132
Express Scripts, Inc.(2)		56,000		3,034
Leggett & Platt, Inc.		108,000		2,485
Lululemon Athletica, Inc.(2)		42,000		3,136

See notes to Schedule of Investments

	Number of Shares	Value
CONSUMER DISCRETIONARY (CONTINUED)
McDonald’s Corp.	54,000	$5,297
Papa John’s International, Inc.(2)	18,000	678
Yum! Brands, Inc.	71,000	5,054

		30,109

CONSUMER STAPLES — 4.1%
Altria Group, Inc.	240,000	7,409
Heinz (H.J.) Co.	46,000	2,463
Kimberly-Clark Corp.	40,000	2,956
PepsiCo, Inc.	50,000	3,317
Procter & Gamble Co. (The)	84,000	5,646

		21,791

ENERGY — 7.3%
Chesapeake Energy Corp.	175,000	4,055
Chevron Corp.	48,000	5,148
ConocoPhillips	90,000	6,841
Continental Resources, Inc.(2)	22,000	1,888
Halliburton Co.(6)	37,000	1,228
Occidental Petroleum Corp.	43,000	4,095
Petroleo Brasileiro S.A. ADR	59,000	1,567
Schlumberger Ltd.(6)	47,000	3,287
Total SA Sponsored ADR	45,000	2,300
Whiting Petroleum Corp.(2)	28,000	1,520
Williams Cos., Inc. (The)	172,000	5,299
WPX Energy, Inc.(2)	75,000	1,351

		38,579

FINANCIALS — 5.4%
Bank of America Corp.	225,000	2,153
Citigroup, Inc.	69,000	2,522
Goldman Sachs Group, Inc. (The)	22,000	2,736
HCP, Inc.	62,000	2,447
JPMorgan Chase & Co.	125,000	5,747
Lincoln National Corp.	183,000	4,824
New York Community Bancorp, Inc.	190,000	2,643
U.S. Bancorp	170,000	5,386

		28,458

HEALTH CARE — 5.4%
Abbott Laboratories	113,000	6,926
Biogen Idec, Inc.(2)	23,000	2,897
Bristol-Myers Squibb Co.	74,000	2,498
Eli Lilly & Co.	62,000	2,497

See notes to Schedule of Investments

	Number of Shares	Value
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.(2)	51,000	$2,491
Johnson & Johnson	96,000	6,332
UnitedHealth Group, Inc.	80,000	4,715

		28,356

INDUSTRIALS — 4.6%
Alaska Air Group, Inc.(2)	82,000	2,937
Caterpillar, Inc.	39,000	4,154
Cummins, Inc.(6)	38,000	4,562
Deere & Co.	33,000	2,670
Lockheed Martin Corp.	34,000	3,055
Union Pacific Corp.	44,000	4,729
United Continental Holdings, Inc.(2)	110,000	2,365

		24,472

INFORMATION TECHNOLOGY — 8.8%
Apple, Inc.(2)	12,100	7,254
Citrix Systems, Inc.(2)	38,000	2,999
Intel Corp.	328,000	9,220
International Business Machines Corp.	34,000	7,094
MasterCard, Inc. Class A	7,600	3,196
Paychex, Inc.	91,000	2,820
QUALCOMM, Inc.	108,000	7,346
SanDisk Corp.(2)	59,000	2,926
Visa, Inc. Class A	33,000	3,894

		46,749

MATERIALS — 5.3%
CF Industries Holdings, Inc.	23,000	4,201
Cliffs Natural Resources, Inc.	35,000	2,424
Du Pont (E.I.) de Nemours & Co.	115,000	6,083
Freeport-McMoRan Copper & Gold, Inc.	72,000	2,739
MeadWestvaco Corp.	80,000	2,527
Monsanto Co.	57,000	4,546
Nucor Corp.	85,000	3,651
Potash Corp. of Saskatchewan, Inc.(6)	40,000	1,828

		27,999

TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	78,000	2,436
CenturyLink, Inc.	63,000	2,435
Verizon Communications, Inc.	187,000	7,149

		12,020

See notes to Schedule of Investments

		Number of Shares	Value
UTILITIES — 0.9%
Duke Energy Corp.		115,000	$2,416
FirstEnergy Corp.		54,000	2,462

			4,878

Total Common Stocks (Identified Cost $221,422)			263,411

EXCHANGE-TRADED FUNDS	1.2%
Health Care Select Sector SPDR Fund		63,000	2,368
Templeton Dragon Fund, Inc.		131,000	3,714

Total Exchange-Traded Funds (Identified Cost $4,606)			6,082

Total Long Term Investments — 85.9% (Identified Cost $391,887)			454,319

SHORT-TERM INVESTMENTS	13.7%
MONEY MARKET MUTUAL FUNDS — 1.2%
Dreyfus Cash Management Fund — Institutional Shares (seven-day effective yield 0.050%)		6,554,495	6,554

			6,554

		Par
U.S. TREASURY BILLS(5) — 12.5%
U.S. Treasury Bill
0.160%, 5/31/12(6)		$9,000	8,999
0.140%, 6/28/12(6)		5,000	4,999
0.160%, 7/26/12(6)		10,000	9,998
0.090%, 11/15/12(6)		42,000	41,966

			65,962

Total Short-Term Investments (Identified Cost $72,522)			72,516

		Contracts
PURCHASED OPTIONS	0.5%
CALL OPTIONS — 0.4%
Amazon.com, Inc. expiring 4/21/12 strike price $185		450	841
Ebay, Inc. expiring 7/21/12 strike price $36		1,125	314
Halliburton Co. expiring 4/21/12 strike price $34		850	57
Halliburton Co. expiring 7/21/12 strike price $34		938	197
Oracle Corp. expiring 6/16/12 strike price $29		1,500	189
U.S. Steel Corp. expiring 7/21/12 strike price $30		2,625	709

			2,307

See notes to Schedule of Investments

		Contracts	Value
PUT OPTIONS — 0.1%
SPDR S&P 500 ETF TRUST expiring 4/21/12 strike price $135.		2,625	$116

Total Purchased Options (Identified Cost $2,656)			2,423

Total Investments, before Written Options (Identified Cost $467,065) — 100.1%			529,258

WRITTEN OPTIONS	(0.4)%
CALL OPTIONS — (0.3)%
Amazon.com, Inc. expiring 4/21/12 strike price $195		675	(709)
Cummins, Inc. expiring 6/16/12 strike price $120		200	(142)
Ebay, Inc. expiring 7/21/12 strike price $41		1,785	(141)
Halliburton Co. expiring 7/21/12 strike price $39		940	(54)
Oracle Corp. expiring 6/16/12 strike price $32.		1,125	(29)
Potash Corp. expiring 6/12/12 strike price $47.50		400	(75)
Schlumberger Ltd. expiring 05/19/12 strike price $72.50		110	(20)
U.S. Steel Corp. expiring 7/21/12 strike price $36		4,500	(344)

			(1,514)

PUT OPTIONS — (0.1)%
Ebay, Inc. expiring 7/21/12 strike price $34		1,125	(143)
Halliburton Co. expiring 7/21/12 strike price $31.		1,500	(222)
Oracle Corp. expiring 6/16/12 strike price $27		3,000	(150)
U.S. Steel Corp. expiring 7/21/12 strike price $24.		2,625	(273)

			(788)

Total Written Options (Premiums Received $2,095)			(2,302)

Total Investments, net of Written Options (Identified Cost $464,970) — 99.7%			526,956 (1)
Other assets and liabilities, net — 0.3%			1,792

Net Assets — 100.0%			$528,748

(1)	Federal Income Tax Information : For tax information at March 31, 2012, see Note 4 Federal Income Tax Information in the Notes to Financial Statements.
(2)	Non-income producing.
(3)	Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(4)	Par value represents Norwegian Krone (reported in thousands).
(5)	The rate shown is the discount rate.
(6)	All or a portion segregated as collateral for written options.

See notes to Schedule of Investments

Country Weightings (Unaudited)†
United States	93%
Australia	3%
Norway	2%
Canada	1%
China	1%

Total	100%

†	% of total investments as of March 31, 2012

The following table provides a summary of inputs used to value the Fund’s net assets as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedule of Investments.):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
U.S. Government Securities (includes short-term investments)	$213,739	$—	$213,739
Foreign Government Securities	26,365	—	26,365
Corporate Bonds	10,684	—	10,684
Equity Securities:
Common Stocks	263,411	263,411	—
Exchange-Traded Funds	6,082	6,082	—
Short-Term Investments	6,554	6,554	—
Other Financial Instruments:
Purchased Options	2,423	2,423	—
Written Options	(2,302)	(2,302)	—

Total	$526,956	$276,168	$250,788

There are no Level 3 (significant unobservable input) priced securities.

See notes to Schedule of Investments

THE ZWEIG TOTAL RETURN FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012

(Unaudited)

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

A.  Security Valuation:

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Directors. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an external pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments are valued based on inputs observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.  Security Transactions and Related Income:

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C.  Foreign Currency Translation:

Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not isolate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

D.  Derivative Financial Instruments:

Disclosures on derivatives instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables the investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below is a specific type of derivative instrument used by the Fund.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write listed covered and uncovered put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or market sector advance. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment securities at value before written options” on the Statement of Assets and Liabilities. Options written are reported as a liability within “Written options outstanding at value”. Changes in value of the purchased option is included in unrealized appreciation/(depreciation) on investments on the Statement of Investments. Changes in value of written options is included in unrealized appreciation/(depreciation) on written options.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain/(loss) on investment transactions on the Statement of Operations. Gain or loss on written options is presented separately as net realized gain/(loss) on written options transactions.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the

Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

NOTE 2 — INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

NOTE 3 — CREDIT RISK AND ASSET CONCENTRATIONS

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

At March 31, 2012, the Fund held 40% of its total investments in U.S. Government securities (includes 13% of U.S. Treasury Bills which are Short-term investments).

NOTE 4 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Investments	$467,358	$62,757	$(3,159)	$59,598
Written Options	(2,095)	313	(520)	(207)

NOTE 5 — RECENT ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting enti-

ties to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

NOTE 6 — SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that the following subsequent events require recognition or disclosure in these financial statements.

Pursuant to the Board approved stock repurchase program, the Fund may repurchase up to 5% of its outstanding shares in the open market at a discount to NAV through March 31, 2015. The Fund started its buyback of shares on April 11, 2012. From the period of April 11th through April 30th, the Fund repurchased 226,939 shares at an average price of $3.14. There are 6,977,798 shares remaining that are authorized to be purchased under the repurchase plan in the future.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Zweig Total Return Fund, Inc.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    May 29, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date    May 29, 2012

*	Print the name and title of each signing officer under his or her signature.